Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Customer relationships
Intangible assets
Estimated useful lives of intangible assets	5 years
Software and Patents | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Software and Patents | Maximum
Intangible assets
Estimated useful lives of intangible assets	5 years